Label	Element	Value
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Supplement dated March 25, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund